Issued Capital and Reserves - Movements of Authorized Shares and Shares Issued (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 14, 2016	Dec. 31, 2018	Dec. 31, 2017	Apr. 25, 2018	Jul. 18, 2017	Dec. 31, 2016	Aug. 16, 2016
Disclosure of classes of share capital [line items]
Number of shares issued					1,007,810
Total issued shares		¥ 5,000	¥ 4,000
Increase in share capital		¥ 2,500	¥ 2,000
Trust And Custody Services Bank Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares issued				1,172,332	1,007,810
Common shares [member]
Disclosure of classes of share capital [line items]
Common shares issued through the initial public offering of new shares	35,000,000
Shares issued upon exercise of options to purchase additional common shares in an allotment of new shares							5,250,000
Number of shares issued		240,524,642	238,496,810			217,775,500